Goodwill and Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014	2015
	(in millions)
Balance at beginning of period
Goodwill	¥2,476,863	¥2,559,390
Accumulated impairment losses	(1,748,348)	(1,751,780)

	728,515	807,610
Foreign currency translation adjustments and other	(19,255)	2,955

Balance at end of period
Goodwill	2,457,608	2,562,345
Accumulated impairment losses	(1,748,348)	(1,751,780)

	¥709,260	¥810,565

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2015 and September 30, 2015:

	March 31, 2015	September 30, 2015
	(in millions)
Intangible assets subject to amortization:
Software	¥660,379	¥680,768
Core deposit intangibles	193,291	178,582
Customer relationships	231,732	218,675
Trade names	56,482	57,621
Other	7,187	7,472

Total	1,149,071	1,143,118
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	—
Other	8,056	7,882

Total	11,093	7,882

Total	¥1,160,164	¥1,151,000

The impairment losses on other intangible assets for the six months ended September 30, 2014 and 2015 were ¥108 million and ¥213 million, respectively, which are included in Impairment of intangible assets in the accompanying condensed consolidated statements of income. The intangible assets were valued based on discounted expected future cash flows.